8. BIOLOGICAL ASSETS (Details 1) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) Number	Dec. 31, 2018 BRL (R$) Number
DisclosureOfDetailedInformationAboutBiologicalAssetssLineItems [Line Items]
Total current	R$ 1,603,039	R$ 1,513,133
Total non-current	R$ 1,081,025	R$ 1,061,314
Live Animals [Member]
DisclosureOfDetailedInformationAboutBiologicalAssetssLineItems [Line Items]
Quantity (Heads) | Number	212,962	211,397
Total	R$ 2,355,511	R$ 2,211,554
Live Animals [Member] | Consumable Biological Assets [member]
DisclosureOfDetailedInformationAboutBiologicalAssetssLineItems [Line Items]
Quantity (Heads) | Number	193,700	192,259
Total current	R$ 1,603,039	R$ 1,513,133
Live Animals [Member] | Consumable Biological Assets [member] | Immature [Member] | Poultry [Member]
DisclosureOfDetailedInformationAboutBiologicalAssetssLineItems [Line Items]
Quantity (Heads) | Number	189,602	188,248
Total current	R$ 615,685	R$ 582,853
Live Animals [Member] | Consumable Biological Assets [member] | Immature [Member] | Pork [Member]
DisclosureOfDetailedInformationAboutBiologicalAssetssLineItems [Line Items]
Quantity (Heads) | Number	4,098	4,011
Total current	R$ 987,354	R$ 930,280
Live Animals [Member] | Production Biological Assets [Member]
DisclosureOfDetailedInformationAboutBiologicalAssetssLineItems [Line Items]
Quantity (Heads) | Number	19,262	19,138
Total non-current	R$ 752,472	R$ 698,421
Live Animals [Member] | Production Biological Assets [Member] | Immature [Member] | Poultry [Member]
DisclosureOfDetailedInformationAboutBiologicalAssetssLineItems [Line Items]
Quantity (Heads) | Number	7,042	6,538
Total non-current	R$ 160,415	R$ 134,425
Live Animals [Member] | Production Biological Assets [Member] | Immature [Member] | Pork [Member]
DisclosureOfDetailedInformationAboutBiologicalAssetssLineItems [Line Items]
Quantity (Heads) | Number	211	203
Total non-current	R$ 77,027	R$ 74,071
Live Animals [Member] | Production Biological Assets [Member] | Mature [Member] | Poultry [Member]
DisclosureOfDetailedInformationAboutBiologicalAssetssLineItems [Line Items]
Quantity (Heads) | Number	11,554	11,958
Total non-current	R$ 254,253	R$ 246,811
Live Animals [Member] | Production Biological Assets [Member] | Mature [Member] | Pork [Member]
DisclosureOfDetailedInformationAboutBiologicalAssetssLineItems [Line Items]
Quantity (Heads) | Number	455	439
Total non-current	R$ 260,777	R$ 243,114